OTHER ASSETS	12 Months Ended
Dec. 31, 2020
Subclassifications of assets, liabilities and equities [abstract]
OTHER ASSETS

As at December 31,	2020	2019
Non-current portion of ore stockpiles (Note 19) (i)	$149.4	$131.9
Income tax recoverable and installments	2.8	1.8
Tax credits recoverable (ii)	77.4	64.6
Advances, deposits and prepaids	64.1	46.9
Other	5.0	6.5
	$298.7	$251.7
Current	$96.1	$97.5
Non-current	202.6	154.2
	$298.7	$251.7
(i)Non-current ore stockpiles represent material not scheduled for processing within the next twelve months at the Company's Canadian Malartic and Jacobina mines.
(ii)Tax credits recoverable consist of sales taxes which are recoverable either in the form of a refund from the respective jurisdictions in which the Company operates or against other taxes payable and value-added tax.